Share Based Compensation Expenses (Details) - USD ($)						12 Months Ended
	Dec. 01, 2026	Dec. 01, 2025	Jun. 16, 2025	Dec. 01, 2024	Apr. 24, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share Based Compensation Expenses [Line Items]
Exercise of options					7,813
Exercise price (in Dollars per share)					$ 400
Options vest over a period					3 years
Options outstanding						7,032
Ordinary shares vested		2,344		2,344
Weighted average fair value per share (in Dollars per share)						$ 670.94
Share based compensation expenses (in Dollars)						$ 4,529,716	$ 1,684,642	$ 1,871,499
Aggregate shares granted			29,500			7,813
Price per share (in Dollars per share)			$ 0.02
Share based compensation expenses						$ 4,529,716	1,684,642	1,871,499
Prepaid asset						766,434
Grant date fair value						4,436,800
Share Based Awards Granted in 2025 [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expenses (in Dollars)						3,670,996
Aggregate shares issued			29,500
Aggregate shares granted			29,500
Share based compensation expenses						3,670,996
Share Based Awards Granted in 2024 [Member]
Share Based Compensation Expenses [Line Items]
Share based compensation expenses (in Dollars)						858,720	1,684,642	1,871,499
Share based compensation expenses						$ 858,720	$ 1,684,642	$ 1,871,499
Forecast [Member]
Share Based Compensation Expenses [Line Items]
Ordinary shares vested	2,344
IPO [Member]
Share Based Compensation Expenses [Line Items]
Percentage of shares outstanding					10.00%